Fair values	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement of assets [abstract]
Fair values

12.       Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of assets and liabilities measured at fair value, including their levels in the fair value hierarchy (as defined in note 2.28 of the 2020 Annual Report). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables, trade payables and claims receivables.

		Fair value
June 30, 2021	Carrying amount	Level 1	Level 2	Level 3	Total
	Other financial assets
Financial assets measured at fair value
Derivative financial instruments	111	—	111	—	111
	111

	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	176	—	176	—	176
	176
Financial liabilities not measured at fair value
Long-term borrowings	34,250	—	34,430	—	34,430
	34,250

		Fair value
December 31, 2020	Carrying amount	Level 1	Level 2	Level 3	Total
	Other financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	37,000	—	37,961	—	37,961
	37,000

12.          Fair values (continued)

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value

Asset and liabilities not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There have been no transfers between Level 1, Level 2 and Level 3 during the period.